Our people (Tables)	12 Months Ended
Dec. 31, 2022
Number and average number of employees [abstract]
Geographical Distribution of Staff
Our staff numbers averaged 114,129 for the year ended 31 December 2022 against 104,808 in 2021 and 104,163 in 2020. Their geographical distribution was as follows:

	2022	2021	2020
North America	23,740	21,764	21,524
United Kingdom	12,490	10,995	10,670
Western Continental Europe	22,717	21,514	21,551
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	55,182	50,535	50,418
	114,129	104,808	104,163

Reportable Segment Distribution of Staff
Their reportable segment distribution was as follows:

	2022	2021	2020 [1]
Global Integrated Agencies	97,288	89,701	88,406
Data Investment Management	—	—	1,341
Public Relations	8,125	7,121	6,810
Specialist Agencies	8,716	7,986	7,606
	114,129	104,808	104,163

Staff costs
Staff costs include:

	2022	2021	2020
	£m	£m	£m
Wages and salaries	5,721.0	4,797.2	4,781.0
Cash-based incentive plans	292.6	455.2	110.7
Share-based incentive plans (note 23)	122.0	99.6	74.4
Social security costs	689.4	630.1	570.9
Pension costs (note 24)	204.8	177.7	171.7
Severance	44.2	41.8	68.2
Other staff costs[1]	1,091.8	965.1	779.6
	8,165.8	7,166.7	6,556.5
Note
[1]Freelance and temporary staff costs are included in other staff costs.

Summary of Compensation for key Management Personnel
Compensation for key management personnel includes:

	2022	2021	2020
	£m	£m	£m
Short-term employee benefits	29.7	28.0	17.9
Pensions and other post-retirement benefits	1.1	0.9	1.0
Share-based payments	29.8	14.6	10.3
	60.6	43.5	29.2